SHORT-TERM BANK LOANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Short-term Debt [Line Items]
Short-term bank loans	$ 0	$ 66
Interest Expense
Long-term Line of Credit	709,735	441,335
Line Of Credit Facility Amount Utilized	119,462	111,147
Line Of Credit Facility Amount Available For Use	590,273	330,188
Line Of Credit Facility Secured By Restricted Cash	35,937	36,102
Line Of Credit Facility Secured By Restricted Buildings	$ 3,166	2,687
Revolving Bank Loans [Member]
Short-term Debt [Line Items]
Short-term bank loans		$ 66
Line of Credit Facility, Interest Rate During Period		1.20%